united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019
	Shares		Value
		COMMON STOCKS - 96.6%
		AEROSPACE & DEFENSE - 4.8%
	2,691	General Dynamics Corp.	$ 474,558
	3,023	Raytheon Co.	664,274
			1,138,832
		APPAREL & TEXTILE PRODUCTS - 2.1%
	5,027	NIKE, Inc.	509,285

		BANKING - 7.1%
	17,812	Bank of America Corp.	627,339
	11,977	Citizens Financial Group, Inc.	486,386
	9,730	US Bancorp.	576,892
			1,690,617
		BIOTECHNOLOGY & PHARMACEUTICALS - 5.1%
	3,685	Johnson & Johnson	537,531
	7,589	Merck & Co., Inc.	690,219
			1,227,750
		CHEMICALS - 2.3%
	5,455	FMC Corp.	544,518

		CONSUMER PRODUCTS - 4.0%
	14,903	Keurig Dr. Pepper, Inc.	431,442
	9,602	Mondelez International, Inc.	528,878
			960,320
		ELECTRICAL EQUIPMENT - 3.6%
	8,316	Keysight Technologies, Inc. *	853,471

		GAMING, LODGING & RESTAURANTS - 1.8%
	8,526	Carnival Corp.	433,377

		HARDWARE - 6.1%
	2,659	Apple, Inc.	780,815
	14,111	Cisco Systems, Inc.	676,764
			1,457,579
		HEALTHCARE FACILITIES & SERVICES - 7.5%
	7,516	Centene Corp. *	472,531
	8,462	CVS Health Corp.	628,642
	2,368	UnitedHealth Group, Inc.	696,145
			1,797,318
		INSURANCE - 2.4%
	3,726	Chubb Ltd.	579,989

		MEDIA - 3.4%
	308	Alphabet, Inc. - Class A *	412,532
	299	Alphabet, Inc. - Class C *	399,769
			812,301
		MEDICAL EQUIPMENT & DEVICES - 4.0%
	2,942	Thermo Fisher Scientific, Inc.	955,767

		OIL, GAS & COAL - 3.1%
	15,113	Cabot Oil & Gas Corp.	263,117
	6,943	Exxon Mobil Corp.	484,482
			747,599
		PASSENGER TRANSPORTATION - 2.4%
	10,442	Southwest Airlines Co.	563,659

		REAL ESTATE - 2.7%
	10,329	CBRE Group, Inc. *	633,064

		RETAIL - CONSUMER STAPLES - 2.9%
	5,778	Wal-Mart, Inc.	686,657

		RETAIL - DISCRETIONARY - 4.7%
	15,129	eBay, Inc.	546,308
	2,594	Home Depot, Inc. (The)	566,478
			1,112,786
		SEMICONDUCTORS - 5.9%
	2,166	Broadcom, Inc.	684,499
	5,585	Texas Instruments, Inc.	716,500
			1,400,999
		SOFTWARE - 6.2%
	8,688	Activision Blizzard, Inc.	516,241
	9,140	Oracle Corp.	484,237
	3,904	Take-Two Interactive Software, Inc. *	477,967
			1,478,445
		SPECIALTY FINANCE - 7.1%
	6,466	Discover Financial Services	548,446
	6,474	Fiserv, Inc. *	748,589
	6,353	Square, Inc. *	397,444
			1,694,479
		TELECOMMUNICATIONS - 2.1%
	8,219	Verizon Communications, Inc.	504,647

		TRANSPORTATION & LOGISTICS - 2.3%
	7,750	CSX Corp.	560,790

		UTILITIES - 3.0%
	7,670	American Electric Power Co., Inc.	724,892

		TOTAL COMMON STOCKS (Cost $15,064,846)	23,069,141

		EXCHANGE TRADED FUND - 1.0%
		EQUITY FUND - 1.0%
	759	SPDR S&P 500 ETF Trust (Cost $224,048)	244,292

		SHORT-TERM INVESTMENT - 2.4%
		MONEY MARKET FUND - 2.4%
	577,176	JPMorgan U.S. Government Money Market Fund - Institutional Class, 1.45% **	577,176
		(Cost $577,176)

		TOTAL INVESTMENTS - 100.0% (Cost $15,866,070)	$ 23,890,609
		ASSETS LESS OTHER LIABILITIES - 0.0% ^	9,079
		NET ASSETS - 100.0%	$ 23,899,688

*	Non-income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.
^	Amount represents less than 0.05%.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).   The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committee is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Fund’s assets and liabilities measured at fair value:

Level 1	Level 2	Level 3	Total
$ 23,069,141	$ -	$ -	$ 23,069,141
244,292	-	-	244,292
577,176	-	-	577,176
$ 23,890,609	$ -	$ -	$ 23,890,609

The Fund did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for security classifications.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 15,948,839	$ 8,118,630	$ (176,860)	$7,941,770

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/28/2020

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 2/28/2020